Property and Equipment	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Notes to Financial Statements
Note 3. Property and Equipment

Property and equipment are as follows:

	May 31,	February 28,
	2018	2018
Office equipment and furniture	42,745	43,088
Less accumulated depreciation	(22,272)	(20,655)
Property and equipment, net	20,473	22,433

Depreciation expense for the first quarter of fiscal years 2019 and 2018 was $1,842 and $1,300, respectively.

Property and equipment are as follows:

	February 28,	February 28,
	2018	2017
Office equipment and furniture	$43,088	$528,034
Less accumulated depreciation	(20,655)	(526,222)
Property and equipment, net	$22,433	$1,812

Depreciation expense for fiscal years 2018 and 2017 was $6,022 and $2,782, respectively.